UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

	Shares	Value (000)
Common Stocks (97.0%)
Austria (0.5%)
Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,105	$1,361

Brazil (7.9%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	88,200	3,734

Commercial Banks
Banco Bradesco SA (Preference)	173,580	2,933

Food & Staples Retailing
Raia Drogasil SA	82,900	884

Food Products
BRF - Brasil Foods SA	205,722	4,540

Household Durables
PDG Realty SA Empreendimentos e Participacoes	452,000	696

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	59,839	499
Petroleo Brasileiro SA (Preference)	240,232	2,182
Petroleo Brasileiro SA ADR	58,800	974
Ultrapar Participacoes SA	62,260	1,574
		5,229
Transportation Infrastructure
CCR SA	182,400	1,854
		19,870
Chile (2.0%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	32,700	1,813

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	607,801	1,076

Multi-line Retail
SACI Falabella	185,669	2,237
		5,126
China (10.3%)
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	170,000	1,084

Commercial Banks
Bank of China Ltd. H Shares (a)	6,912,000	3,206
China Citic Bank Corp., Ltd. H Shares (a)(b)(c)	452,000	271
China Construction Bank Corp. H Shares (a)	3,036,810	2,480
		5,957

	Shares	Value (000)
Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	316,000	$662

Food Products
China Mengniu Dairy Co., Ltd. (a)	490,000	1,408
Uni-President China Holdings Ltd. (a)	706,000	809
		2,217
Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	469,900	1,034

Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	119,000	917

Insurance
China Life Insurance Co., Ltd. H Shares (a)	189,000	489
China Pacific Insurance Group Co., Ltd. H Shares (a)	729,000	2,400
		2,889
Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	27,000	800
Tencent Holdings Ltd. (a)	82,200	2,613
		3,413
Oil, Gas & Consumable Fuels
China Coal Energy Co., Ltd. H Shares (a)(b)	385,000	343
China Petroleum & Chemical Corp. H Shares (a)	984,000	1,159
China Shenhua Energy Co., Ltd. H Shares (a)	149,000	541
CNOOC Ltd. (a)	406,000	781
		2,824
Pharmaceuticals
Sino Biopharmaceutical (a)	1,092,000	762

Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (a)(b)	320,000	422
China Overseas Land & Investment Ltd. (a)(b)	396,000	1,092
		1,514
Specialty Retail
Baoxin Auto Group Ltd. (a)(b)(c)	341,000	264
Belle International Holdings Ltd. (a)	462,000	768
Chow Tai Fook Jewellery Group Ltd. (a)(b)	69,800	95
		1,127
Textiles, Apparel & Luxury Goods
Daphne International Holdings Ltd. (a)(b)	198,000	249

Wireless Telecommunication Services
China Mobile Ltd. (a)	133,000	1,408
		26,057

	Shares	Value (000)
Colombia (1.1%)
Construction Materials
Cemex Latam Holdings SA (c)	105,867	$796

Diversified Financial Services
Grupo de Inversiones Suramericana SA	33,700	720
Grupo de Inversiones Suramericana SA (Preference)	28,800	618
		1,338
Food & Staples Retailing
Almacenes Exito SA	30,306	548
		2,682
Greece (0.5%)
Beverages
Coca Cola Hellenic Bottling Co. S.A. (c)	50,394	1,350

Hong Kong (0.9%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	924,000	2,309

Hungary (0.7%)
Pharmaceuticals
Richter Gedeon Nyrt	13,078	1,829

India (7.6%)
Chemicals
Asian Paints Ltd.	16,037	1,451

Commercial Banks
HDFC Bank Ltd.	226,574	2,607
IndusInd Bank Ltd.	206,871	1,540
		4,147
Construction & Engineering
Larsen & Toubro Ltd.	39,466	992

Construction Materials
ACC Ltd.	55,638	1,187

Information Technology Services
HCL Technologies Ltd.	78,798	1,153
Tata Consultancy Services Ltd.	70,404	2,041
		3,194
Media
Zee Entertainment Enterprises Ltd.	307,290	1,190

Metals & Mining
Tata Steel Ltd.	152,858	880

Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	59,206	842

	Shares	Value (000)
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	190,121	$1,619
Sun Pharmaceutical Industries Ltd.	96,581	1,455
		3,074
Tobacco
ITC Ltd.	394,666	2,247
		19,204
Indonesia (5.6%)
Commercial Banks
Bank Tabungan Negara Persero Tbk PT	7,573,391	1,325

Construction Materials
Semen Gresik Persero Tbk PT	652,000	1,187

Food Products
Indofood Sukses Makmur Tbk PT	1,582,500	1,213

Multi-line Retail
Matahari Department Store Tbk PT (c)	1,149,500	1,301

Oil, Gas & Consumable Fuels
Adaro Energy Tbk PT	7,621,500	1,028
Harum Energy Tbk PT	1,660,500	820
		1,848
Pharmaceuticals
Kalbe Farma Tbk PT	10,084,500	1,287

Real Estate Management & Development
Lippo Karawaci Tbk PT	16,829,000	2,373

Tobacco
Gudang Garam Tbk PT	243,500	1,226

Wireless Telecommunication Services
Indosat Tbk PT	3,529,500	2,361
		14,121
Korea, Republic of (13.5%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	6,766	1,168

Airlines
Korean Air Lines Co., Ltd. (c)	14,539	531

Auto Components
Mando Corp.	2,878	301

Automobiles
Hyundai Motor Co.	18,723	3,761

Chemicals
Cheil Industries, Inc.	10,900	864

	Shares	Value (000)
LG Chem Ltd.	2,267	$540
		1,404
Commercial Banks
Shinhan Financial Group Co., Ltd.	20,641	739

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	29,623	1,765

Diversified Telecommunication Services
KT Corp.	17,800	561
LG Uplus Corp. (c)	60,460	436
		997
Electronic Equipment, Instruments & Components
LG Display Co., Ltd. (c)	7,760	225

Food & Staples Retailing
GS Retail Co., Ltd.	21,220	559

Food Products
Orion Corp./Republic of South Korea	777	760

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	1,743	86
Paradise Co., Ltd.	20,503	391
		477
Household Durables
Woongjin Coway Co., Ltd. (c)	24,147	1,072

Household Products
LG Household & Health Care Ltd.	2,022	1,111

Information Technology Services
SK C&C Co., Ltd.	9,520	851

Insurance
Samsung Fire & Marine Insurance Co., Ltd. (c)	2,913	570

Media
Cheil Worldwide, Inc. (c)	25,280	546
SM Entertainment Co. (c)	15,898	671
		1,217
Personal Products
Cosmax, Inc.	8,580	371

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,638	11,723
Samsung Electronics Co., Ltd. (Preference)	2,809	2,192
		13,915
Software
NCSoft Corp.	6,845	953

	Shares	Value (000)
Nexon Co., Ltd.	136,800	$1,327
		2,280
		34,074
Malaysia (2.9%)
Commercial Banks
CIMB Group Holdings Bhd	807,400	1,995

Construction & Engineering
Gamuda Bhd	1,066,200	1,422
IJM Corp., Bhd	871,200	1,550
		2,972
Health Care Providers & Services
IHH Healthcare Bhd (c)	917,900	1,091

Media
Astro Malaysia Holdings Bhd	1,368,200	1,281
		7,339
Mexico (6.0%)
Chemicals
Mexichem SAB de CV	305,512	1,636

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	142,700	1,144
Grupo Financiero Santander Mexico SAB de CV ADR (c)	157,200	2,425
		3,569
Construction Materials
Cemex SAB de CV ADR (b)(c)	220,700	2,695

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	1,237,800	4,039

Industrial Conglomerates
Alfa SAB de CV	602,300	1,470

Media
Grupo Televisa SAB ADR	60,700	1,615
		15,024
Panama (0.6%)
Airlines
Copa Holdings SA, Class A	12,200	1,459

Peru (1.4%)
Commercial Banks
Credicorp Ltd.	20,930	3,475

	Shares	Value (000)
Philippines (5.4%)
Commercial Banks
BDO Unibank, Inc. (c)	1,225,050	$2,694

Diversified Financial Services
Metro Pacific Investments Corp.	17,266,000	2,361

Hotels, Restaurants & Leisure
Bloomberry Resorts Corp. (c)	3,399,200	1,186

Industrial Conglomerates
DMCI Holdings, Inc.	1,275,440	1,719
SM Investments Corp.	74,300	2,030
		3,749
Transportation Infrastructure
International Container Terminal Services, Inc.	587,000	1,325

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	29,910	2,190
		13,505
Poland (3.8%)
Commercial Banks
Bank Pekao SA	23,797	1,147
Bank Zachodni WBK SA (c)	24,567	1,901
		3,048
Diversified Telecommunication Services
Telekomunikacja Polska SA	436,321	893

Food & Staples Retailing
Jeronimo Martins SGPS SA	141,135	2,749

Insurance
Powszechny Zaklad Ubezpieczen SA	10,309	1,279

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	956,040	1,623
		9,592
Qatar (0.6%)
Industrial Conglomerates
Industries Qatar QSC	35,310	1,559

Russia (3.8%)
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	29,125	1,034

Internet Software & Services
Mail.ru Group Ltd. GDR	33,137	918
Yandex N.V., Class A (c)	53,300	1,232
		2,150

	Shares	Value (000)
Metals & Mining
MMC Norilsk Nickel OJSC ADR	64,800	$1,095

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	97,743	836
Lukoil OAO ADR	49,675	3,199
		4,035
Wireless Telecommunication Services
MegaFon OAO GDR (c)	44,821	1,389
		9,703
South Africa (4.0%)
Beverages
SABMiller PLC	41,287	2,180

Food & Staples Retailing
Pick n Pay Stores Ltd. (b)	214,188	992

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	246,500	928

Media
Naspers Ltd., Class N	30,387	1,893

Metals & Mining
AngloGold Ashanti Ltd.	30,781	720
AngloGold Ashanti Ltd. ADR	1,880	44
		764
Oil, Gas & Consumable Fuels
Sasol Ltd.	53,600	2,374

Paper & Forest Products
Mondi PLC	68,577	928
		10,059
Switzerland (0.8%)
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,506	2,039

Taiwan (6.6%)
Chemicals
Formosa Plastics Corp.	174,000	411

Commercial Services & Supplies
Cleanaway Co., Ltd.	80,000	599

Computers & Peripherals
Asustek Computer, Inc.	92,960	1,105

Construction Materials
Taiwan Cement Corp.	716,000	881

	Shares	Value (000)
Diversified Consumer Services
Lung Yen Life Service Corp.	168,000	$582

Diversified Financial Services
Chailease Holding Co., Ltd.	505,000	1,402
Chailease Holding Co., Ltd. GDR (c)	30,900	429
		1,831
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	409,646	1,133
Synnex Technology International Corp.	195,000	352
		1,485
Food Products
Uni-President Enterprises Corp.	1,025,494	1,945

Health Care Providers & Services
CHC Healthcare Group	39,000	153

Hotels, Restaurants & Leisure
Gourmet Master Co., Ltd.	34,000	189

Insurance
China Life Insurance Co., Ltd. (c)	944,566	938

Real Estate Management & Development
Ruentex Development Co., Ltd.	88,000	179

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	41,000	466
MStar Semiconductor, Inc.	144,000	1,163
Taiwan Semiconductor Manufacturing Co., Ltd.	1,452,455	4,858
		6,487
		16,785
Thailand (5.4%)
Commercial Banks
Bangkok Bank PCL NVDR	395,600	2,999
Bank of Ayudhya PCL (Foreign)	2,532,300	3,026
		6,025
Multi-line Retail
Robinson Department Store PCL	412,500	1,078

Oil, Gas & Consumable Fuels
Banpu PCL	188,750	2,430

Real Estate Management & Development
Land and Houses PCL NVDR	3,500,500	1,530
Supalai PCL	1,700,600	1,208
		2,738
Wireless Telecommunication Services
Total Access Communication PCL NVDR	381,800	1,235
		13,506

	Shares	Value (000)
Turkey (4.1%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	226,830	$3,636

Commercial Banks
Turkiye Garanti Bankasi AS	658,724	3,495

Diversified Financial Services
Haci Omer Sabanci Holding AS	380,276	2,249

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	34,727	1,046
		10,426
United States (1.0%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. (b)	36,038	2,593
Total Common Stocks (Cost $213,727)		245,047

Investment Company (0.6%)
India (0.6%)
Morgan Stanley Growth Fund (c)(d) (Cost $238)	1,343,866	1,562

Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	6,488,417	6,488

	Face Amount (000)
Repurchase Agreement (0.3%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $756; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $770)	$756	756
Total Securities held as Collateral on Loaned Securities (Cost $7,244)		7,244

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $5,890)	5,889,697	5,890
Total Short-Term Investments (Cost $13,134)		13,134

Total Investments (102.8%) (Cost $227,099) Including $6,921 of Securities Loaned (f)+	259,743
Liabilities in Excess of Other Assets (-2.8%)	(7,165)
Net Assets (100.0%)	$252,578

R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $6,921,000 and $7,245,000, respectively. The Fund received cash collateral of approximately $7,244,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

For the three months ended March 28, 2013, there were no transactions in Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $227,099,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $32,644,000 of which approximately $48,744,000 related to appreciated securities and approximately $16,100,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Fund had the following foreign currency exchange contracts open at March 28, 2013 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized (Depreciation) (000)
State Street Bank and Trust Co.	JPY	92,858	$987	4/18/13	USD	964	$964	$(23)

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 28, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,168	$—	$—	$1,168
Airlines	1,990	—	—	1,990
Auto Components	301	—	—	301
Automobiles	3,761	—	—	3,761
Beverages	11,984	—	—	11,984
Chemicals	6,715	—	—	6,715
Commercial Banks	37,862	1,540	—	39,402
Commercial Services & Supplies	599	—	—	599
Computers & Peripherals	1,105	—	—	1,105
Construction & Engineering	5,729	—	—	5,729
Construction Materials	6,746	—	—	6,746
Diversified Consumer Services	582	—	—	582
Diversified Financial Services	7,779	—	—	7,779
Diversified Telecommunication Services	1,890	—	—	1,890
Electronic Equipment, Instruments & Components	1,710	—	—	1,710
Energy Equipment & Services	1,696	—	—	1,696
Food & Staples Retailing	9,771	—	—	9,771
Food Products	10,675	—	—	10,675
Health Care Providers & Services	3,206	—	—	3,206
Hotels, Restaurants & Leisure	4,445	—	—	4,445
Household Durables	1,768	—	—	1,768
Household Products	1,111	—	—	1,111
Independent Power Producers & Energy Traders	1,076	—	—	1,076
Industrial Conglomerates	7,695	—	—	7,695
Information Technology Services	4,045	—	—	4,045
Insurance	7,037	—	—	7,037
Internet Software & Services	5,563	—	—	5,563
Media	7,196	—	—	7,196
Metals & Mining	2,739	—	—	2,739
Multi-line Retail	3,538	1,078	—	4,616
Oil, Gas & Consumable Fuels	19,821	2,430	—	22,251
Paper & Forest Products	928	—	—	928
Personal Products	371	—	—	371
Pharmaceuticals	6,952	—	—	6,952
Real Estate Management & Development	5,596	1,208	—	6,804
Semiconductors & Semiconductor Equipment	20,402	—	—	20,402
Software	2,280	—	—	2,280
Specialty Retail	1,127	—	—	1,127
Textiles, Apparel & Luxury Goods	4,597	—	—	4,597
Tobacco	3,473	—	—	3,473
Transportation Infrastructure	3,179	—	—	3,179
Wireless Telecommunication Services	8,583	—	—	8,583
Total Common Stocks	238,791	6,256	—	245,047
Investment Company	1,562	—	—	1,562
Short-Term Investments
Investment Company	12,378	—	—	12,378
Repurchase Agreements	—	756	—	756
Total Short-Term Investments	12,378	756	—	13,134
Total Assets	252,731	7,012	—	259,743
Liabilities:
Foreign Currency Exchange Contracts	—	(23)	—	(23)
Total	$252,731	$6,989	$—	$259,720

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of approximately $187,063,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

As of March 28, 2013, a security with a total value of approximately $2,430,000 transferred from Level 1 to Level 2. The security, that was value using other significant observable inputs at March 28, 2013, was valued using an unadjusted quoted price at December 31, 2012.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013